Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 131,123	$ 1,417,388
Short-term investments and deposits	49,938	7,144
Trade receivables	35,548	44,137
Other current assets, including derivative instruments	41,514	35,752
Income tax receivable		220
Assets held for sale	69,592
Total current assets	327,715	1,504,641
Non-current assets
Investments in associated companies	161,188	121,694
Deposits, loans and other receivables, including derivative instruments	140,023	106,717
Deferred payment receivable	189,166	175,000
Deferred taxes, net	632
Property, plant and equipment, net	635,088	616,164
Intangible assets, net	1,306	1,641
Total non-current assets	1,127,403	1,021,216
Total assets	1,455,118	2,525,857
Current liabilities
Loans and debentures	23,235	447,956
Trade payables	47,672	58,895
Other payables, including derivative instruments	12,072	82,522
Provisions		44,342
Income tax payable	6,939	172,607
Total current liabilities	89,918	806,322
Non-current liabilities
Loans, excluding current portion	487,759	503,785
Debentures, excluding current portion	75,476	84,758
Deferred taxes, net	59,067	52,753
Income tax payable	26,811	26,811
Other non-current liabilities	369	81
Total non-current liabilities	649,482	668,188
Total liabilities	739,400	1,474,510
Equity
Share capital	602,450	1,267,210
Shareholder transaction reserve		3,540
Translation reserve	802	(1,592)
Capital reserve	16,854	19,297
Accumulated profit/(loss)	28,917	(305,337)
Equity attributable to owners of the Company	649,023	983,118
Non-controlling interests	66,695	68,229
Total equity	715,718	1,051,347
Total liabilities and equity	$ 1,455,118	$ 2,525,857